EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Cost of current service	R$ 1,225	R$ 1,253	R$ 968
Interest cost	324,041	231,009	236,551
Expected return on plan assets	(369,488)	(238,534)	(257,946)
Interest on the asset ceiling effect	39,416	11,985	21,737
Total costs / (income), net	R$ (4,806)	R$ 5,713	R$ 1,310